GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 99.01%
	Exchange Traded Funds - 79.33%
310,515	Global X US Preferred ETF (a)	$7,998,867
102,126	iShares 0-5 Year High Yield Corporate Bond ETF	4,626,308
61,720	iShares Broad USD High Yield Corporate Bond ETF (a)	2,542,247
118,267	iShares Emerging Markets Dividend ETF (a)	4,553,280
12,193	iShares ESG MSCI EM Leaders ETF	701,951
14,850	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,967,922
159,677	iShares International Select Dividend ETF	4,978,729
19,831	iShares MSCI International Quality Factor ETF	780,945
47,909	iShares Select Dividend ETF	5,873,164
79,610	Schwab US Dividend Equity ETF	6,434,876
118,992	SPDR Portfolio Aggregate Bond ETF	3,524,543
69,618	SPDR Portfolio Long Term Corporate Bond ETF	2,191,575
95,072	SPDR Portfolio S&P 500 High Dividend ETF	3,997,778
34,465	SPDR S&P Global Dividend ETF	2,283,996
26,041	SPDR S&P Global Infrastructure ETF	1,412,724
92,881	SPDR S&P International Dividend ETF	3,611,213
47,954	Vanguard Emerging Markets Government Bond ETF	3,724,108
35,734	Vanguard Global ex-U.S. Real Estate ETF	1,927,849
64,418	Vanguard High Dividend Yield ETF (a)	7,221,901
61,320	Vanguard Long-Term Treasury ETF	5,483,233
43,884	Vanguard Mortgage-Backed Securities ETF	2,318,831
40,864	Vanguard Real Estate ETF (a)	4,740,633
1,648	Vanguard S&P 500 ETF	719,467
13,379	Vanguard Utilities ETF	2,092,476
92,683	WisdomTree US LargeCap Dividend Fund	6,120,785
87,136	WisdomTree U.S. SmallCap Dividend ETF	2,863,289
		94,692,690
	Mutual Funds - 19.68%
26,492	BlackRock High Equity Income Fund - Institutional Shares	787,620
194,313	BlackRock Income Fund - Institutional Shares	1,948,963
269,483	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	2,735,248
195,335	Loomis Sayles Global Allocation Fund - Class Y	5,574,874
484,106	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	4,720,031
1,298,535	Vanguard High-Yield Corporate Fund - Admiral Shares	7,726,283
		23,493,019
	Total Investment Companies (Cost $95,152,076)	118,185,709

	SHORT TERM INVESTMENTS - 0.00% (c)
	Money Market Funds - 0.00% (c)
233	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (b)	233
	Total Short Term Investments (Cost $233)	233
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.82%
20,074,055	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (b)	20,074,055
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $20,074,055)	20,074,055

	Total Investments (Cost $115,226,364) - 115.83%	138,259,997
	Liabilities in Excess of Other Assets - (15.83)%	(18,896,221)
	TOTAL NET ASSETS - 100.00%	$119,363,776

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of as of December 31, 2021.
(c)	Less than 0.01%.